EMPLOYEE BENEFITS	12 Months Ended
Dec. 31, 2023
EMPLOYEE BENEFITS
EMPLOYEE BENEFITS
14.	EMPLOYEE BENEFITS
The Company’s employee benefit

primarily related to the fu
ll-ti
me employees of the PRC subsidiaries and the VIEs, including medical care, welfare subsidies, housing fund, unemployment insurance and pension benefits. The PRC subsidiaries and VIEs are required to accrue for these benefits based on certain percentages of the employees’ salaries in accordance with the relevant PRC regulations
and
make contributions to the state-sponsored pension and medical plans out of the amounts accrued for medical
and
pension benefits. The PRC government is responsible for the medical benefits and ultimate pension liability to these employees.
The Company also makes payments for the benefit
s
of employees employed by subsidiaries outside of the PRC.
The total expenses recorded
for
such employee benefits amounted to RMB
1.8
 billion, RMB
1.9
 billion and RMB
2.2
 billion for the years ended December 31, 2021, 2022 and 2023 respectively.